Supplemental Cash Flow Information - Schedule of Net Change in Operating Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Change in Operating Assets and Liabilities [Abstract]
Trade and other receivables	$ 96,317	$ (13,800)	$ (24,431)
Financial assets	(9,061)	(2,634)	3,437
Other assets	(54,932)	(38,952)	(7,322)
Trade and other payables	(3,521)	18,278	(4,085)
Financial liabilities	582	(454)	(639)
Other liabilities	43,928	(7,558)	(6,172)
Operating assets and liabilities	$ 73,313	$ (45,120)	$ (39,212)